FEDERATED INCOME SECURITIES TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 30, 2018

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED INCOME SECURITIES TRUST (the “Trust”)

Class A Shares

Class Y Shares

Institutional Shares

Service Shares

Class R6 Shares

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated August 31, 2018, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 199 on August 28, 2018.

If you have any questions regarding this certification, please contact me at (724) 720-8828.

Very truly yours,

/s/ George Magera

George Magera

Assistant Secretary